SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
Brookfield Renewable’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the business, manage operations, and allocate resources based on the type of technology.
Brookfield Renewable operations are segmented by – 1) hydroelectric, 2) wind, 3) utility-scale solar, 4) distributed energy & storage (distributed generation, pumped storage and battery energy storage systems), 5) sustainable solutions (renewable natural gas, carbon capture and storage, recycling, cogeneration, biomass, nuclear services, eFuels, and power transformation), and 6) corporate - with hydroelectric further segmented by geography (i.e., North America, Colombia, and Brazil). This best reflects the way in which the CODM reviews results of our company.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects Brookfield Renewable’s share from facilities which it accounts for using consolidation and the equity method whereby Brookfield Renewable either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides a Unitholder (holders of the GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units) perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to Brookfield Renewable’s Unitholders.

Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include Brookfield Renewable’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by us apportioned to each of the above-noted items, and (3) other income includes items that are considered within Brookfield Renewable’s measure of return on invested capital, including but not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income.

Brookfield Renewable uses Funds From Operations (“FFO”) to assess the performance of Brookfield Renewable before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. Brookfield Renewable includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
Brookfield Renewable does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent Brookfield Renewable’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish Brookfield Renewable’s legal claims or exposures to such items.
Brookfield Renewable reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of preparation and material accounting policy information. Brookfield Renewable analyzes the performance of its operating segments based on FFO. FFO is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of FFO used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2025:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$1,063	$197	$347	$596	$469	$261	$609	$—	$3,542	$(957)	$3,822	$6,407
Other income (loss)(3)	94	10	4	127	173	355	50	39	852	(195)	932	1,589
Direct operating costs	(498)	(69)	(125)	(242)	(148)	(112)	(461)	(41)	(1,696)	593	(1,800)	(2,903)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	559	—	559
	659	138	226	481	494	504	198	(2)	2,698	—	2,954
Management service costs	—	—	—	—	—	—	—	(223)	(223)	—	—	(223)
Interest (expense) income	(277)	(10)	(106)	(161)	(133)	(47)	(32)	(203)	(969)	88	(1,576)	(2,457)
Current income tax	(4)	(7)	(12)	(17)	(16)	(4)	(5)	(3)	(68)	13	304	249
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(34)	(34)	—	—	(34)
Preferred equity	—	—	—	—	—	—	—	(30)	(30)	—	—	(30)
Perpetual subordinated notes	—	—	—	—	—	—	—	(40)	(40)	—	—	(40)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(101)	—	(101)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(1,682)	(1,682)
Funds From Operations	378	121	108	303	345	453	161	(535)	1,334	—	—
Depreciation												(2,425)
Foreign exchange and financial instrument gain												1,434
Deferred income tax recovery												365
Other												(1,214)
Share of earnings from equity-accounted investments(1)												(568)
Net income attributable to non-controlling interests(2)												1,055
Net loss attributable to Unitholders(5)												$(19)
(1)Share of loss from equity-accounted investments in the consolidated statement of income (loss) of $110 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries in the consolidated statement of income (loss) of $627 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $852 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 8 - Other Income, Note 12 - Income Taxes, Note 6 - Risk Management And Financial Instruments and Note 4 - Disposal of Assets for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $932 million includes: i) the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss) and ii) the addition of certain non-cash items recorded in Other income in the consolidated statement of income (loss) which are not included in FFO, such as non-recurring, non-cash gains related changes in the basis of accounting of certain investments and gains on disposal of interests that have not yet been monetized (See Note 4 - Disposal of Assets and Note 8 - Other Income).
(5)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and LP units.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2024:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$932	$208	$338	$629	$416	$227	$496	$—	$3,246	$(756)	$3,386	5,876
Other income(3)	28	14	2	235	180	88	66	56	669	(86)	44	627
Direct operating costs	(385)	(71)	(164)	(233)	(132)	(86)	(397)	(39)	(1,507)	525	(1,598)	(2,580)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	317	—	317
	575	151	176	631	464	229	165	17	2,408	—	1,832
Management service costs	—	—	—	—	—	—	—	(204)	(204)	—	—	(204)
Interest (expense) income	(269)	(14)	(81)	(130)	(114)	(38)	(22)	(167)	(835)	70	(1,223)	(1,988)
Current income tax	(6)	(7)	(14)	(17)	(1)	(5)	—	—	(50)	9	201	160
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(37)	(37)	—	—	(37)
Preferred equity	—	—	—	—	—	—	—	(28)	(28)	—	—	(28)
Perpetual subordinated notes	—	—	—	—	—	—	—	(37)	(37)	—	—	(37)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(79)	—	(79)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(810)	(810)
Funds From Operations	300	130	81	484	349	186	143	(456)	1,217	—	—
Depreciation												(2,010)
Foreign exchange and financial instrument gain												880
Deferred income tax recovery												31
Other												(713)
Share of earnings from equity-accounted investments(1)												(326)
Net income attributable to non-controlling interests(2)												457
Net loss attributable to Unitholders(5)												$(464)
(1)Share of loss from equity-accounted investments in the consolidated statement of income (loss) of $88 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries in the consolidated statement of income (loss) of $353 million is comprised of amounts found on Share of FFO attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(3)Other income in FFO of $669 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Current income taxes and Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 8 - Other Income, Note 12 - Income Taxes and Note 6 - Risk Management And Financial Instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $44 million includes: i) the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss). and ii) the addition of certain non-cash items recorded in Other income in the consolidated statement of income (loss) which are not included in FFO, such as non-cash items recorded in Other income in the IFRS financial statements that are excluded from FFO, such as non-cash acquisition gains (See Note 8 - Other Income).
(5)Net loss attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests(4)	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$1,029	$240	$293	$511	$365	$241	$147	$—	$2,826	$(234)	$2,446	5,038
Other income (loss)(3)	22	5	6	146	106	20	19	88	412	(81)	340	671
Direct operating costs	(381)	(73)	(124)	(164)	(99)	(81)	(105)	(29)	(1,056)	110	(987)	(1,933)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	205	—	205
	670	172	175	493	372	180	61	59	2,182	—	1,799
Management service costs	—	—	—	—	—	—	—	(205)	(205)	—	—	(205)
Interest (expense) income	(266)	(19)	(82)	(105)	(110)	(43)	(6)	(114)	(745)	33	(915)	(1,627)
Current income taxes	(2)	(7)	(17)	(6)	(1)	(4)	(3)	—	(40)	7	(95)	(128)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(41)	(41)	—	—	(41)
Preferred equity	—	—	—	—	—	—	—	(27)	(27)	—	—	(27)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	—	—	—	—	(40)	—	(40)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	—	—	—	—	(789)	(789)
Funds From Operations	402	146	76	382	261	133	52	(357)	1,095	—	—
Depreciation												(1,852)
Foreign exchange and financial instrument gain												502
Deferred income tax recovery												176
Other												(212)
Share of earnings from equity-accounted investments(1)												21
Net income attributable to non-controlling interests(2)												170
Net loss attributable to Unitholders(5)												$(100)
(1)Share of earnings from equity-accounted investments in the consolidated statement of income (loss) of $186 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines.
(2)Net income attributable to participating non-controlling interests – in operating subsidiaries in the consolidated statement of income (loss) of $619 million is comprised of amounts found on Share of FFO attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(3)Other income in FFO of $412 million, includes the Partnership’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 8 - Other Income for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $340 million includes: i) the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss) and ii) the addition of certain non-cash items recorded in Other income in the consolidated statement of income (loss) which are not included in FFO, such as non-cash items recorded in Other income in the IFRS financial statements that are excluded from FFO, such as non-cash acquisition gains (See Note 8 - Other Income).
(5)Net loss attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units.
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at December 31, 2025
Cash and cash equivalents	$200	$46	$19	$268	$169	$136	$40	$85	$963	$(141)	$1,271	$2,093
Property, plant and equipment	15,227	1,428	5,765	5,464	3,684	1,700	326	—	33,594	(2,503)	39,365	70,456
Total assets	16,492	1,687	6,305	7,545	6,041	2,576	1,801	169	42,616	(2,056)	58,141	98,701
Total liabilities	10,035	520	4,075	5,811	4,264	1,833	311	4,941	31,790	(2,056)	33,993	63,727
As at December 31, 2024
Cash and cash equivalents	$55	$52	$24	$453	$151	$70	$56	$5	$866	$(112)	$2,381	$3,135
Property, plant and equipment	14,669	1,238	2,801	5,255	3,784	2,558	644	—	30,949	(1,831)	44,357	73,475
Total assets	15,653	1,452	3,184	7,081	4,894	3,313	2,106	95	37,778	(2,272)	59,303	94,809
Total liabilities	9,187	460	1,725	5,617	3,393	1,992	934	4,157	27,465	(2,272)	33,160	58,353
Geographical Information
The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2025	2024	2023
Hydroelectric
North America	$1,243	$1,110	$1,135
Brazil	205	235	269
Colombia	1,293	1,489	1,285
	2,741	2,834	2,689
Wind	1,620	1,705	1,213
Utility-scale solar	1,316	943	751
Distributed energy & storage	723	380	350
Sustainable solutions	7	14	35
Total	$6,407	$5,876	$5,038
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2025	December 31, 2024
United States	$30,427	$37,931
Colombia	15,375	12,431
Canada	7,974	7,116
Brazil	4,648	4,319
Europe	6,032	5,976
Asia-Pacific	8,954	7,550
Other	1,133	892
	$74,543	$76,215